Share capital, Share Purchase Warrants (Q1) (Details)			3 Months Ended	12 Months Ended
	Oct. 08, 2024 $ / shares	May 10, 2023 shares	Oct. 31, 2024 $ / shares shares	Jul. 31, 2024 $ / shares shares	Jul. 31, 2023 $ / shares shares	Jul. 31, 2022 $ / shares shares	Oct. 29, 2024 $ / shares	Aug. 01, 2024 shares	Jul. 31, 2024 $ / shares shares	Sep. 22, 2023 $ / shares	Aug. 22, 2023 $ / shares	Aug. 04, 2023 $ / shares
Number of Warrants [Abstract]
Beginning balance (in shares)			8,689,018
Exercised (in shares)		(1,170,000)
Ending balance (in shares)			7,381,668	8,689,018
Exercise price of warrant (in dollars per share) | $ / shares	$ 1.03		$ 1.03				$ 0.2			$ 0.2	$ 0.2	$ 0.2
Warrants outstanding (in shares)			7,381,668	8,689,018				707,350	8,689,018
Remaining Life [Abstract]
Share purchase warrants, remining life	2 years		1 year 10 months 17 days	8 months 12 days
Exercise Price CAD $1.20 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)			6,080,001
Exercise price of warrant (in dollars per share) | $ / shares			$ 1.2
Expiry date of warrant			Nov. 04, 2024
Warrants outstanding (in shares)			6,080,001
Exercise Price CAD $2.00 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)			85,000
Exercise price of warrant (in dollars per share) | $ / shares			$ 2
Expiry date of warrant			Jun. 30, 2025
Warrants outstanding (in shares)			85,000
Exercise Price CAD $0.20 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)			1,216,667
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.2
Expiry date of warrant			Sep. 29, 2026
Warrants outstanding (in shares)			1,216,667
Exercise Price CAD $1.03 [Member]
Number of Warrants [Abstract]
Ending balance (in shares)			73,393
Warrants outstanding (in shares)			73,393
Share Purchase Warrants [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)			8,689,018	9,872,351	7,959,376
Exercised (in shares)			(600,000)	(1,183,333)	(1,170,000)
Ending balance (in shares)			8,089,018	8,689,018	9,872,351	7,959,376
Warrants outstanding (in shares)			8,089,018	8,689,018	9,872,351	7,959,376			8,689,018
Weighted Average Exercise Price [Abstract]
Weighted average exercise price, beginning balance (in dollars per share) | $ / shares			$ 1	$ 0.9	$ 0.7
Exercised, weighted average exercise price (in dollars per share) | $ / shares			0.2	0.2	0.35
Weighted average exercise price, ending balance (in dollars per share) | $ / shares			$ 1.06	$ 1	$ 0.9	$ 0.7
Remaining Life [Abstract]
Share purchase warrants, remining life			3 months 21 days	8 months 1 day	1 year 10 months 6 days	1 year 9 months 18 days
Share Purchase Warrants [Member] | Exercise Price CAD $1.20 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)			6,787,351
Ending balance (in shares)			6,787,351	6,787,351
Exercise price of warrant (in dollars per share) | $ / shares			$ 1.2	$ 1.2
Expiry date of warrant			Nov. 04, 2024	Nov. 04, 2024
Warrants outstanding (in shares)			6,787,351	6,787,351					6,787,351
Share Purchase Warrants [Member] | Exercise Price CAD $2.00 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)			85,000
Ending balance (in shares)			85,000	85,000
Exercise price of warrant (in dollars per share) | (per share)			$ 2						$ 2
Expiry date of warrant				Jun. 30, 2025
Warrants outstanding (in shares)			85,000	85,000					85,000
Share Purchase Warrants [Member] | Exercise Price CAD $0.20 [Member]
Number of Warrants [Abstract]
Beginning balance (in shares)			1,816,667
Ending balance (in shares)			1,216,667	1,816,667
Exercise price of warrant (in dollars per share) | $ / shares			$ 0.2	$ 0.2
Expiry date of warrant			Sep. 29, 2026	Sep. 29, 2026
Warrants outstanding (in shares)			1,216,667	1,816,667					1,816,667